Intangible Assets - Summary of Detailed Information About Carrying Amount of Intangible Assets Other Than Goodwill (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Carrying amount	€ 13,336	€ 18,058
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	13,074	17,678	€ 19,545
Carring Amount One [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	13,336	18,058	19,969
Carring Amount One [Member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	13,074	17,678	19,545
Carring Amount One [Member] | Software And Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	€ 262	€ 380	€ 424